Common Shares	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves, and Other Equity Interest [Abstract]
Common Shares	Reverse Take-over and Related Transactions
On May 27, 2020, Nomad completed a transaction in connection with the (i) Orion Vend In Agreement entered into among the Company and the Orion Group; and the (ii) Royalty and Contingent Payment Purchase Agreement dated February 23, 2020 (collectively with the Orion Vend In Agreement, the “Vend In Agreements”) entered into among the Company and the Yamana Group. The Vend In Agreements involved the acquisition by Nomad of an aggregate of six stream and gold loan assets from the Orion Group for total consideration of $268.3 million (including $221.8 million for the Orion Fund II Portfolio and $46.5 million for the Bonikro Gold Stream) as well as the acquisition of three royalties and a contingent payment on the commencement of commercial production of one project from the Yamana Group for a total consideration of $65 million (the “Yamana Portfolio”) (collectively the “RTO Transaction”).
In connection with the RTO Transaction, the Company completed a private placement of 14,777,778 subscription receipts for gross proceeds of $9.7 million (CAD $13.3 million) through a syndicate of securities dealers (the “Financing”). A portion of the proceeds from the Financing was used to fund the cash component of the consideration payable to the Yamana Group. Upon completion of the Vend In Agreements, each subscription receipt was automatically exchanged for one common share of the Company.
The Company satisfied the purchase price payable to the Orion Group by issuing 396,455,965 common shares at a price of CAD $0.90 per share. Additionally, the Company satisfied the purchase price of the Yamana Portfolio by issuing 66,500,000 common shares to the Yamana Group at a price of CAD $0.90 per share and by paying $20 million in cash (the “Yamana Cash Consideration”). Pursuant to a Deferred Payment Agreement between the Company and the Yamana Group, the Company will pay $10 million of the Yamana Cash Consideration through a deferred payment (the “Deferred Payment”), which has a 2-year term (subject to an early redemption feature) and bears interest at an annual rate of 3%. The principal amount of the deferred payment and interest thereon is convertible, at any time, at the option of the Yamana Group into common shares of the Company at a price of CAD $0.90 per share.
In connection with the RTO Transaction, Nomad, the Orion Group and the Yamana Group entered into an investor rights agreement dated May 27, 2020 (the “IRA”) which is governing the relationship of Nomad with the Orion Group and the Yamana Group as shareholders of the Company and providing both the Orion Group and the Yamana Group with nomination rights to the Board of the Directors of the Company, registration rights as well as the right to maintain their respective ownership interest in the Company. Pursuant to the IRA, the common shares of Nomad issued to the Orion Group in the RTO Transaction were subject to a 12-month lockup period while those issued to the Yamana Group were subject to a six-month lockup period.
The RTO Transaction resulted in a reverse take-over of Nomad by the Orion Fund II Portfolio, whereby the Orion Fund II Portfolio was deemed to have acquired control of Nomad through the deemed issuance of 33,282,236 common shares to Nomad’s shareholders based on Nomad’s net assets as at May 27, 2020. Consequently, these consolidated financial statements reflect only the assets, liabilities, operations and cash flows of Orion Fund II Portfolio for dates and periods prior to May 27, 2020 and include Nomad’s assets and liabilities since May 27, 2020.
This transaction constitutes a reverse take-over of the Company but does not meet the definition of a business combination under IFRS 3 Business Combinations. Accordingly, the reverse take-over transaction was accounted for as an acquisition of assets and assumption of liabilities taking into account the application of IFRS 2 Share-based Payment.

In accordance with IFRS 2, equity instruments issued were recognized at fair value of net assets acquired and services received. Services received by the Company consist in the listing of the Company on the TSX and are measured at the amount of the excess of the fair value of equity instruments, which include the issuance of the Company’s shares and share options to the existing share and option holders over the Company's net assets acquired. The transaction with the Company is thus recognized in substance as if Orion Fund II Portfolio had proceeded to the issuance of shares and share options to acquire the Company’s net assets on May 27, 2020.
The acquisition of the Company has been accounted for as follows:

Consideration paid for the deemed acquisition of the Company:	$

33,282,236 common shares deemed issued to the Company's existing shareholders (1)	21,737
2,425,000 share options deemed issued to the Company's existing optionholders (2)	1,108
Transaction costs	1,102
23,947

Net assets of Guerrero Ventures Inc. deemed acquired as at May 27, 2020:

Net assets	455

Listing expenses	23,492
(1)Based on the 33,282,236 common shares outstanding as at May 27, 2020. The price of the shares was based on the pricing of the Financing.
(2)Based on the 2,425,000 share options outstanding as at May 27, 2020. The fair value of the share options was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: risk-free interest rate of 0.4%, average projected volatility of 41%, dividend yield of 2.2%, average expected life of share options of 4.2 years for a fair value of the share options of $0.46 per share option.
The RTO Transaction also led to the acquisitions of the Bonikro Gold Stream and the Yamana Portfolio by the Company, which have been recorded as acquisitions of assets as neither the acquired assets and assumed liabilities constitute businesses under IFRS 3 Business Combinations. The net assets of the Bonikro Gold Stream and the Yamana Portfolio acquired were recorded at the fair value of the consideration paid and allocated to the assets and liabilities based on their estimated relative fair values as at May 27, 2020. As such, the consideration paid and the allocation to the net assets acquired, are summarized as follows:

	Bonikro Gold Stream	Yamana Portfolio
Consideration paid for the acquisitions:	$	$

68,738,445 common shares issued to Orion Group (1)	38,160	—
66,500,000 common shares issued to the Yamana Group (2)	—	37,786
Deferred Payment to Yamana – debt host(3)	—	8,680
Fair value of conversion option of Deferred Payment to the Yamana Group(3)	—	1,320
Cash(4)	—	10,000
Nomad’s transaction costs	—	177

	38,160	57,963

Assets acquired and liabilities assumed:

Cash	3,149	—
Royalty, stream and other interests	35,011	57,963

	38,160	57,963
(1)The fair value of the consideration paid in common shares represents the fair value of the shares based on the pricing of the concurrent private placement minus a discount to take into account the twelve-month restrictions on their sales.
(2)The fair value of the consideration paid in common shares represents the fair value of the shares based on the pricing of the concurrent private placement minus a discount to take into account the six-month restrictions on their sales.
(3)The Deferred Payment is a financial instrument, comprising a debt host and a conversion option. The initial carrying amount of $8,680,000 for the debt host represents the residual amount of the Deferred Payment after separating out the $1,320,000 fair value of the embedded conversion option derivative estimated using a Monte-Carlo valuation model to simulate the Company’s future share price volatility (Note 12).
(4)At closing of the RTO Transaction, $2,241,000 was retained from the Cash Consideration to pay the withholding taxes payable in Brazil related to the gain realized by the Yamana Group. This amount was paid to the Brazilian tax authorities during the second quarter of 2020.
Common Shares
Authorized Share Capital
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in one or more series. As at December 31, 2020, no preference shares were outstanding.
Changes in the Company’s common shares issued and outstanding for the year ended December 31, 2020 were as follows:

	Number of shares	Amount
		$
Balance as at January 1, 2020 - Shares issued to the Orion Group as part of the RTO (a)(1)	327,717,520	75,880
Net parent investment movement to May 27, 2020	—	17,660
	327,717,520	93,540

Common shares deemed issued to the Company’s existing shareholders prior to the RTO (a)	33,282,236	21,737
Shares issued in consideration for the acquisition of the Bonikro Gold Stream (Note 6)	68,738,445	38,160
Shares issued in consideration for the acquisition of the Yamana Portfolio (Note 6)	66,500,000	37,786
Shares issued in consideration for the acquisition of the Troilus Gold Royalty (Note 10)	5,769,231	6,456
Shares issued in consideration for the acquisition of Valkyrie Royalty Inc. (Note 10)	7,399,970	8,906
Shares issued in consideration for the acquisition of Coral Gold Resources Ltd. (Note 10)	39,994,252	37,603
Shares issued in consideration for the acquisition of the Blackwater Gold Royalty (Note 10)	791,854	628
Shares issued in connection with the Financing (b)	14,777,778	9,652
Shared issued in settlement of restricted share units (Note 15)	457,838	366
Share issue expense, net of income taxes of $247,000 (b)(c)	—	(624)
Balance as at December 31, 2020	565,429,124	254,210
(1)Corresponds to the parent’s net investment at the time of the RTO Transaction due to the use of the continuity of interest method of accounting. For purposes of these financial statements, these shares are deemed to have been outstanding since January 1, 2019.
(a)Reverse take-over
On May 27, 2020 and as described in Note 6, the transaction between the Orion Group and the Company was considered to be a reverse take-over of the Company by Orion Portfolio Fund II whereby Orion Portfolio Fund II has acquired control of the Corporation through the deemed issuance of 33,282,236 common shares to the Company’s existing shareholders. The price of the shares issued was based on the pricing of the Financing at CAD $0.90 per common share for an amount of $21,737,000. As part of the RTO Transaction, 327,717,520 common shares were issued to the OMF Fund II.
(b)Private placement
On May 27, 2020 and as described in Note 6, concurrently with the RTO Transaction and to fund a portion of the Yamana Cash Consideration, Nomad completed a private placement and issued 14,777,778 common shares at a price of CAD $0.90 per common share, for total gross proceed of $9,652,000 (CAD $13,300,000). The Company incurred $695,000 as share issue expense, including commission of the underwriters. Officers of the Company participated in the Financing for a total consideration of $376,000 (CAD $518,000) under the same terms as other investors.
(c)Share issue expense

In addition to the share issue expense related to the private placement, the Company incurred $176,000 as share issue expense in connection with the acquisitions described in Note 10.
Warrants
The following table presents a summary of share purchase warrants outstanding:

	Number of Warrants	Amount	Weighted average exercise price
		$	CAD $
Warrants outstanding as at January 1, 2019 and December 31, 2019	—	—	—
Granted
Troilus Gold Royalty acquisition (Note 10)	2,884,616	209	1.75
Coral Gold Resources Ltd. acquisition (Note 10)	19,997,118	2,629	1.71
Warrants outstanding as at December 31, 2020	22,881,734	2,838	1.72
Capital management
The Company’s objectives when managing capital are to:
•safeguard its ability to continue as a going concern, so that the Company can continue to maximize returns for shareholders and benefits for other stakeholders; and
•maintain an optimal capital structure to reduce the cost of capital.
The Company defines capital as total equity attributable to common shareholders and undrawn portion of the Facility. Capital is managed by the Company’s management and governed by the Board of Directors.
The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under the Facility (Note 13) as at December 31, 2020.